16. RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2024
Notes
16. RELATED PARTY TRANSACTIONS

16.RELATED PARTY TRANSACTIONS

We organized the related party transactions by total as of December 31, 2024, in the table below according with IAS 24, paragraph 18. Readers should See the notes following the table for a detailed description of all related party transactions.

	Related Party	Nature of the relationship	Information of the transaction	Total as of Dec 31, 2024	Amount of transaction in CAD
1	Shaun Passley, PhD	CEO, Chairman of the BOD, Controlling voting stock with Epazz	Stock ownership, CS	5,136,459
2	Shaun Passley, PhD	CEO, Chairman of the BOD, Controlling voting stock with Epazz	Stock ownership, PS	3,500,000
3	Shaun Passley, PhD	CEO, Chairman of the BOD, Controlling voting stock with Epazz	Stock ownership, SVS	10,000
4	Epazz, Inc.	Controlling voting stock with Shaun Passley	Stock ownership, CS	6,367,301
5	Epazz, Inc.	Controlling voting stock with Shaun Passley	Stock ownership, PS	1,170,0000
6	Epazz, Inc.	Controlling voting stock with Shaun Passley	Stock ownership, SVS	45,000
7	Epazz, Inc.	Controlling voting stock with Shaun Passley	Note payable, currently not used
8	Epazz, Inc.	Advance to affiliate for future services	Advanced funds		1,555,7973
9	Ameritek Ventures, Inc.	Shaun Passley owns 100% of the company's of voting stock	Stock ownership, CS	1,583,333
10	Ameritek Ventures, Inc.	Shaun Passley owns 100% of the company's of voting stock	Stock ownership, PS	750,000
11	Ameritek Ventures, Inc.	Shaun Passley owns 100% of the company's of voting stock	Stock ownership, SVS	5,000
12	GG Mars Capital, Inc.	Vivienne Passley, President of GG Mars Capital is Shaun Passley's family member.	Stock ownership, CS	1,706,802
13	GG Mars Capital, Inc.	Vivienne Passley, President of GG Mars Capital is Shaun Passley's family member.	Warrants	555,396
14	GG Mars Capital, Inc.	Vivienne Passley, President of GG Mars Capital is Shaun Passley's family member.	Stock ownership, PS	200,000
15	GG Mars Capital, Inc.	Vivienne Passley, President of GG Mars Capital is Shaun Passley's family member.	Revolving line of credit		992,797
16	GG Mars Capital, Inc.	Vivienne Passley, President of GG Mars Capital is Shaun Passley's family member.	Debentures - $150K		235,874
17	Vivienne Passley	GG Mars Capital, Inc. President. Shaun Passley's family member.	Stock ownership	167
18	Star Financial Corporation	Fay Passley, President of Star Financial is Shaun Passley family member.	Stock ownership, CS	1,400,495
19	Star Financial Corporation	Fay Passley, President of Star Financial is Shaun Passley family member.	Warrants	549,088
20	Star Financial Corporation	Fay Passley, President of Star Financial is Shaun Passley family member.	Stock ownership, PS	200,000
21	Star Financial Corporation	Fay Passley, President of Star Financial is Shaun Passley family member.	Revolving line of credit		1,394,839
22	Fay Passley	Star Financial Corporation President. Shaun Passley's family member.	Stock ownership, CS	167
23	James A. Sherman	CFO, board member	Stock ownership, CS	389,915
24	Craig Passley	Board member, Shaun Passley's family member	Stock ownership, CS	121,581
25	Paul J. Piekos	Board member	Stock ownership, CS	48,632
26	Thomas W. Burns	Board member	Stock ownership, CS	48,632
27	Neville Brown	Board member	Stock ownership, CS	14,632
28	Yvonne V. Rattray	Board member	Stock ownership, CS	21,392
30	Marie Pindling	Shaun Passley family member	Stock ownership, CS	6,927	0
31	Olga Passley	Shaun Passley family member	Stock ownership, CS	6,927	0

There are no commitments, doubtful accounts, and provision related to any of the outstanding balances due from related parties listed above.

Stock Ownership Following Company Spin-Off

On November 18, 2018, the Company was restructured as a way of stock dividend to Epazz shareholders. Shaun Passley, PhD and Epazz, Inc. commonly own 57.6% of the Company’s common stock after the spin-off and subsequent common shares distributions.

Management Services Agreement

The Company entered into a management services agreement with Epazz on November 18, 2018, in connection with the spin-off, pursuant to which Epazz agreed to provide certain management services to ZenaTech, including for labor, office space, hosting, travel, banking, and business development, and the Company agreed to pay Epazz a 45 percent (45%) markup on all expenses incurred in providing the services to ZenaTech. The parties amended the agreement to change the markup from 45% to 20% starting January 31, 2019. Under the agreement the Company agreed to indemnify Epazz for losses incurred by it in connection with the provision of the services to the Company, except to the extent those losses result from the willful misconduct of Epazz. The agreement has a 20-year term. However, the agreement may be terminated at any time with the mutual consent of the parties. All funds due from Epazz, Inc. represent advances for programming, support, and management fees on the statement of net income or loss. The Company will realize this asset through services rendered by Epazz during 2024 and 2025.

Under this agreement the Company pays Epazz for management, programming, support and various office operating costs.

Directors’ Stock Compensation

Key management personnel are those people that have the authority and responsibility for planning, directing, and controlling the activities of the Company directly and indirectly. Key management personnel include the Company’s directors and members of the senior management group. The Company offers its directors and officers only stock compensation for their services. Neither officers nor board of directors are paid salaries. The stock awards are recognized as an expense at the time of granting and for each period are described below.

The Company issued 3,333 common shares of the Company to each of Yvonne Rattray and Neville Brown for services as directors of the Company on February 7, 2024 at a price of $4.80 per share or $3.54 USD (note 16). The currency exchanged used in this conversion was $1 USD to $1.36 as of July 1, 2024 as listed on as listed on https://www.wsj.com/market-data/quotes/fx/USDCAD/historical-prices.

The Company and Shaun Passley, PhD agreed to forego his salary from inception until September 30, 2024.

ZenaTech paid directors a total of 201,692 shares of common stock issued at $1.77 USD. See below the breakdown of the issuances on October 9, 2024.

ZenaTech issued 100,000 common shares of the Company to Shaun Passley, PhD on October 9, 2024 for services as director of the Company at a price of $1.77 USD per share.

ZenaTech issued 28,248 common shares of the Company to Craig Passley on October 9, 2024 for services as director of the Company at a price of $1.77 USD per share.

ZenaTech issued 28,248 common shares of the Company to James Sherman on October 9, 2024 for services as director of the Company at a price of $1.77 USD per share.

ZenaTech issued 11,299 common shares of the Company to Paul Piekos on October 9, 2024 for services as director of the Company at a price of $1.77 USD per share.

ZenaTech issued 11,299 common shares of the Company to Thomas Burns on October 9, 2024 for services as director of the Company at a price of $1.77 USD per share.

ZenaTech issued 11,299 common shares of the Company to Neville Brown on October 9, 2024 for services as director of the Company at a price of $1.77 USD per share.

ZenaTech issued 11,299 common shares of the Company to Yvonne Rattray on October 9, 2024 for services as director of the Company at a price of $1.77 USD per share.

Other Common Stock Issuances

ZenaTech issued 500,000 common shares of the Company to Epazz, Inc., a related party, for purchase of ZooOffice, Inc. on October 1, 2024.

ZenaTech issued 1,000,000 common shares of the Company to Ameritek Ventures, Inc., a related party, for purchase of Ecker Capital, Inc. on October 1, 2024.

ZenaTech issued 101,406 common shares of the Company to GG Mars Capital, a related party, for $205,695 USD from the debt conversion note issued on October 9, 2024 (note 16). The Conversion price was $1.4792 USD per share, a 20% discount from $1.8490 price per share on October 9, 2024.

ZenaTech issued 101,406 common shares of the Company to Star Financial Corporation, a related party, for $205,695 USD from the debt conversion note issued on October 9, 2024. The Conversion price was $1.4792 USD per share, a 20% discount from $1.8490 price per share on October 9, 2024.

ZenaTech issued 6,760 common shares to Marie Pindling, a related party, on October 9, 2024. This was a conversion of her $10,000 USD convertible debenture from January 9, 2024. The Conversion price was $1.4792 USD per share, a 20% discount from $1.8490 price per share on October 9, 2024.

ZenaTech issued 6,760 common shares to Olga Passley, a related party, on October 9, 2024. This was a conversion of her $10,000 USD convertible debenture from January 9, 2024. The Conversion price was $1.4792 USD per share, a 20% discount from $1.8490 price per share on October 9, 2024.

ZenaTech issued 6,760 common shares to Yvonne Rattray, a related party, on October 9, 2024. This was a conversion of her $10,000 USD convertible debenture from January 9, 2024. The Conversion price was $1.4792 USD per share, a 20% discount from $1.8490 price per share on October 9, 2024.

ZenaTech issued 600,000 common shares of the Company to GG Mars Capital, a related party, for $1,453,373 USD debt conversion on October 11, 2024. The Conversion price was $1.76 USD per share, a 20% discount from $2.2 price per share on October 11, 2024.

ZenaTech issued 500,000 common shares of the Company to Star Financial Corporation, a related party, for $1,211,144 USD debt conversion on October 11, 2024. The Conversion price was $1.76 USD per share, a 20% discount from $2.2 price per share on October 11, 2024.

ZenaTech issued 500,000 common shares of the Company to GG Mars Capital, a related party, for $1,197,158 USD on October 24, 2024. This amount was drawn from the note issued on October 9, 2024. The Conversion price was $1.7280 USD per share, a 20% discount from $2.16 price per share on October 24, 2024.

ZenaTech issued 500,000 common shares of the Company to Star Financial Corporation, a related party, for $1,197,158 USD on October 24, 2024. This amount was drawn from the note issued on October 9, 2024. The Conversion price was $1.7280 USD per share, a 20% discount from $2.16 price per share on October 24, 2024.

ZenaTech issued 200,000 common shares of the Company at $1.45 USD to Shaun Passley, PhD for patents on November 20, 2024.

ZenaTech issued 900,000 common shares of the Company at $1.45 USD to Epazz, Inc. for patents on November 22, 2024.

ZenaTech issued 550,000 common shares of the Company to GG Mars Capital, a related party, for $1,094,291 on November 22, 2024. This amount was drawn from the note issued on October 9, 2024. The Conversion price was $1.432 USD per share, a 20% discount from $1.79 price per share on November 22, 2024.

ZenaTech issued 150,000 common shares of the Company to Star Financial Corporation, a related party, for $298,443 USD on November 22, 2024. This amount was drawn from the note issued on October 9, 2024. The Conversion price was $1.432 USD per share, a 20% discount from $1.79 price per share on October 24, 2024.

Preferred Stock Issuances

ZenaTech issued 550,000 preferred shares of the Company to Epazz, Inc., a related party, for purchase of ZooOffice, Inc. on October 1, 2024.

ZenaTech issued 750,000 preferred shares of the Company to Ameritek Ventures, Inc., a related party, for purchase of Ecker Capital, Inc. on October 1, 2024.

ZenaTech issued 500,000 preferred shares of the Company to Shaun Passley, PhD, a related party, for purchase of patents on November 20, 2024.

ZenaTech issued 1,150,000 preferred shares of the Company to Epazz, a related party, for purchase of patents on November 20, 2024.

ZenaTech issued 3,000,000 preferred shares of the Company to Shaun Passley, PhD, a related party, for purchase of patents on December 31, 2024.

ZenaTech issued 1,000,000 preferred shares of the Company to Epazz, a related party, for purchase of patents on December 31, 2024.

Super Voting Stock Issuances

ZenaTech issued 3,000 super voting shares of the Company to Epazz, a related party, for purchase ZooOffice on October 1, 2024.

ZenaTech issued 5,000 super voting shares of the Company to Ameritek Ventures, a related party, for purchase Ecker Capital on October 1, 2024.

ZenaTech issued 10,000 preferred shares of the Company to Shaun Passley, PhD, a related party, for purchase of patents on December 31, 2024.

ZenaTech issued 42,000 preferred shares of the Company to Epazz, a related party, for purchase of patents on December 31, 2024.

Warrants

On July 24, 2024 ZenaTech and Star Financial Corporation, a related party, entered into a purchase agreement, where ZenaTech will sell Star Financial Corporation 49,088 shares of common stock at $14.16 /$10.28 USD per share for an aggregate price of $695,272 USD, par value of $0.30 Canadian per share, and 49,088 warrants or one warrant for one share of common stock. Each warrant shall entitle Star Financial Corporation to purchase one share of common stock at $10.28 USD, immediately prior to and subject to the consummation of the direct listing on a national stock exchange. Each warrant will have a duration of three years starting on the first day of the Company’s stock on the NASDAQ.

ZenaTech issued 49,088 shares of common stock and 49,088 warrants to Star Financial Corporation for $695,272 USD on July 24, 2024 under this agreement.

On July 24, 2024 ZenaTech and GG Mars Capital, a related party, entered into a purchase agreement, where ZenaTech will sell GG Mars Capital 55,396 shares of common stock at $14.16 /$10.28 USD per share for an aggregate price of $784,617 USD, par value of $0.30 Canadian per share, and 55,396 warrants or one warrant for one share of common stock (note 16). Each warrant shall entitle GG Mars Capital to purchase one share of common stock at $10.28 USD, immediately prior to and subject to the consummation of the direct listing on a national stock exchange. Each warrant will have a duration of three years starting on the first day of the Company’s stock on the NASDAQ.

ZenaTech issued 55,396 shares of common stock and 55,396 warrants for $784,617 USD to GG Mars Capital on July 24, 2024 under this agreement.

On July 24, 2024 ZenaTech and Jacob D Sherman entered into a purchase agreement, where ZenaTech will sell Jacob D Sherman 9,728 shares of common stock at $14.16 /$10.28 USD per share for an aggregate price of $137,785 USD, par value of $0.30 Canadian per share, and 9,728 warrants or one warrant for one share of common stock. Each warrant shall entitle Jacob D Sherman to purchase one share of common stock at $10.28 USD, immediately prior to and subject to the consummation of the direct listing on a national stock exchange. Each warrant will have a duration of three years starting on the first day of the Company’s stock on the NASDAQ.

ZenaTech issued 9,728 shares of common stock and 9,728 warrants for $137,785 USD to Jacob D Sherman on July 24, 2024 under this agreement.

Capital Advances

During the year, the Company paid AED 217,310 (approximately CAD 97,818) toward the purchase of a property from Arada Developments LLC. The property is currently under the name of Dr. Shaun Passley, CEO and majority shareholder, who has undertaken to transfer legal title to the Company. The transaction is considered a related party transaction and has been appropriately disclosed as a capital advance pending transfer of legal title and completion of construction.

Advance to Affiliate for Future Services

As an operation process ZenaTech advances funds to Epazz, Inc. These funds relate to the Management Services Agreement with Epazz and are restricted for the use and benefit of ZenaTech. Funds advanced to Epazz are designed to be consumed through services provided by Epazz for the benefit of ZenaTech. The Company has the right to enforce repayment of these funds from Epazz.

The management services agreement is similar to software as a service, in which Epazz not only provides the labor but also the equipment and facilities. The Company prepays Epazz to acquire the equipment and facilities, and then the equipment and facilities are provided as services that correspond with our labor needs. The amount of the equipment and facilities is recorded over time as the labor uses the equipment and facilities, as a single fee per contractor.

The Company is using the management service agreement as opposed to establishing our own facility in offshore locations because it is very time-consuming, the cost would be much greater, it is difficult to establish entities in foreign countries and establish banking relations difficult, and hiring foreign personnel which speaks different languages would cause communication issues. Furthermore, the foreign market would see ZenaDrone as a start-up company versus Epazz which has been well established in the offshore market for over a decade.

The Company increased the number of contractors during the two quarters ended December 31, 2024 since the Company’s drone products are transitioning from research and development projects to manufacturing. The additional 20 contractors are manufacturing technicians.

Through management service agreement there is a new manufacturing facility in Lahore, Pakistan. Epazz leased the facility, did leasehold improvements and purchased all of the equipment, tools, vehicles, supplies and materials needed to begin to manufacture the drones. These are upfront investments, which the Company prepaid as services which will be expensed monthly as the contractor uses the equipment and facilities to produce the drones.

The total advances to Epazz for future services were $15,899,823 as of December 31, 2024. Of this amount $1,918,918 was included in current assets and $13,639,055 was included in the long-term assets. The current amount is expected to be provided in services by Epazz within a twelve (12) month period based on the current projected needs of the Company. The long-term amount will be paid back in services or cash.

The table below summarizes the changes in the advance and note to affiliates for the year ended December 31, 2024.

	Activity	Short-term	Long-term	Notes
	Type	Advance	Advance	Receivable
				from Affiliates
Balances as of December 31, 2023		$2,500,000	$4,623,155	$341,850
Additions to the advance to affiliates during the year
Advances to Epazz, Inc. during the year	(A)		9,015,900	-
Total additions during the year		1,000,000	9,015,900	-
Less, services provided by Epazz, Inc. during the year
Programming and support fees	(A)	222,010	-	-
Wages and benefits	(A)	325,607	-	-
Product development costs	(B)	1,033,465	-	-
Total services provided during the year		1,581,082	-	-
Balances as of December 31, 2024		$1,963,648	$13,639,055	$341,850

Activity type:

(A)Operating expense

(B)Long-term asset for drone development.

The total advances to Epazz for future services were $7,465,005 as of December 31, 2023. Of this amount $2,500,000 is included in current assets and $4,480,126 is included in the long-term assets. The current amount is expected to be provided in services by Epazz within a twelve (12) month period based on the current projected needs of the Company. The Company deducts every quarter the expenses from the $2,500,000 current assets then the Company debits long-term assets at the end of the quarter and credits current assets. The amount is based on what the Company needs, but the Company expected that $2,500,000 will be for a twelve-month (12) period based on the current projected needs of the Company. The Company is planning for a ramp-up period as manufacturing of the drones starts. Therefore, the Current asset amount will most likely increase.

The table below summarizes the changes in the advance and note to affiliates for the year ended December 31, 2023.

	Activity	Short-term	Long-term	Notes
	Type	Advance	Advance	Receivable
				from Affiliates
Balances as of December 31, 2022		$2,500,000	$2,336,623	$-
Additions to the advance to affiliates during the year
Advances to Epazz, Inc. during the year	(A)	-	2,545,124	-
Sale of ZenaPay, Inc. to Epazz, Inc.	(B)	-	-	341,850
Total additions during the year		-	2,545,124	341,850
Less, services provided by Epazz, Inc. during the year
Wages and benefits	(A)	236,884	-	-
Product development costs	(B)	21,708	-	-
Total services provided during the year		258,592	-	-
Adjustment for expected services provided in the next 12-months	(A)	258,592	(258,592)	-
Balances as of December 31, 2023		$2,500,000	$4,623,155	$341,850

Activity types in the table above are,

(A)Operating activity, and

(B)Investing activity.

Sale of ZenaPay, Inc. Wallet Software

ZenaTech, Inc. sold for $250,000 USD all ZenaPay, Inc. the wallet software assets to Epazz Limited, Ireland, a related party, on October 2, 2023. The sale was in the form of a convertible promissory note with interest rate of 8% and 10-year terms. The sale note is convertible into Common Stock at 20% discount based on average closing price of trading day. ZenaPay, Inc., a Wyoming, USA corporation is a subsidiary of ZenaTech, Inc., a British Columbia corporation that provides software and cloud-based enterprise software solutions for e-commerce industry. Epazz Limited, Ireland is a subsidiary of Epazz, Inc., a company controlled by Shaun Passley, PhD (note 4).

Debt Financing

From time-to-time the Company has received and repaid loans from Epazz, Inc, Shaun Passley and his immediate family members, to fund operations. These related party debts are fully disclosed in note 14 below. ZenaTech has back-up lines of credit from related parties and others with an available spending limit of $32,800,000 to cover the repayment of the current portion of long-term debt, should it need it.

Epazz, Inc. Convertible Line of Credit

On June 1, 2018 the Company and Epazz, Inc., a related party, entered into a convertible line of credit agreement whereby Epazz agreed to advance funds of up to $400,000 USD to the Company as needed for acquisitions and working capital needs. Epazz, Inc. and Shaun Passley, PhD have common control of the Company’s shares outstanding. The agreement expires on December 31, 2025, and carries an interest rate of 6% on unpaid funds. No payments are due to Epazz on balances of $400,000 USD or less until the expiration of the agreement. Interest on the note is rolled into the principal amount on a quarterly basis. Provided that the Company is not in default, the agreement can be renewed for ten additional twelve-months periods.

The total amount available to borrow was $400,000 USD or $575,400 as of December 31, 2024. The currency exchange rate used in calculations was $1 USD to $1.4385 CAD, as listed on https://www.wsj.com/market-data/quotes/fx/USDCAD/historical-prices.

The total amount available to borrow was $400,000 USD or $529,720 as of December 31, 2023. The currency exchange rate used in calculations was $1 USD to $1.3243 CAD, as listed on https://www.wsj.com/market-data/quotes/fx/USDCAD/historical-prices.

There were no borrowings outstanding under this agreement as of December 31, 2024, or, 2023.

GG Mars Capital, Inc. August 2019 Convertible Line of Credit

The Company entered into an agreement with GG Mars Capital, Inc., an Illinois corporation, (“GG Mars Capital”), a related party, for a convertible line of credit on August 1, 2019 (note 16). The Company issued GG Mars Capital a promissory note for $100,000 USD with a simple interest of six percent (6%) and a thirty-six (36) month maturity date and no covenants. The principal amount of this loan shall be due and payable on July 31, 2022. Interest is calculated on a basis of 360-day year and charged for the actual number of days elapsed and payable monthly starting September 1, 2019. Provided that ZenaTech is not in default, the Company may extend and renew this note for ten additional twelve months. GG Mars Capital has an option to convert all or part of the balance into ZenaTech common stock at the last valuation of share price or the lower price issued within the last 30 days. GG Mars Capital, Inc. is owned by a family member of Shaun Passley, PhD. Epazz, Inc. and Shaun Passley, PhD have common control of the Company’s shares outstanding. On July 1, 2020, both parties agreed to increase the amount to $500,000 USD. The Company borrowed $295,000 USD from GG Mars Capital and issued GG Mars Capital a promissory note for $295,000 USD and a simple interest rate of six percent (6%) per annum on August 1, 2020. On March 1, 2021 both parties amended the note, which increased the line of credit amount to $2,000,000 USD and updated the due date to December 31, 2024. GG Mars Capital converted $800,000 USD of the convertible line of credit debt into the Company’s common stock on February 1, 2022 (note 13). On November 30, 2023 both parties amended the note, which increased the line of credit amount to $6,000,000 USD and updated the due date to December 31, 2024.

The GG Mars Capital, Inc. 2019 six percent interest loan agreement was terminated and the $2,290,664 USD outstanding balance due was rolled over into the new 8% interest agreement on October 9, 2024. See GG Mars Capital, Inc October 2024 revolving line of credit below.

GG Mars Capital July 2024 Purchase Agreement

On July 24, 2024 ZenaTech and GG Mars Capital, a related party, entered into a purchase agreement, where ZenaTech will sell GG Mars Capital 55,396 shares of common stock at $10.28 USD per share for an aggregate price of $784,617 USD, par value of $0.30 Canadian per share, and 55,396 warrants or one warrant for one share of common stock. Each warrant shall entitle GG Mars Capital to purchase one share of common stock at $10.28 USD, immediately prior to and subject to the consummation of the direct listing on a national stock exchange. Each warrant will have a duration of three years starting on the first day of the Company’s stock on the NASDAQ.

ZenaTech issued GG Mars Capital 55,396 shares of common stock and 55,396 warrants for $784,617 USD on July 24, 2024 under this agreement.

GG Mars Capital, Inc. October 2024 Revolving Line of Credit

ZenaTech entered into an agreement with GG Mars Capital, Inc., a related party, for a convertible line of credit on October 9, 2024 (note 16). The Company issued GG Mars Capital a promissory note for $5,000,000 USD with a simple interest of eight percent (8%) and a one-hundred and twenty (120) month maturity date and no covenants. The principal amount of this loan shall be due and payable on October 8, 2034. Interest is calculated on a basis of 360-day year and charged for the actual number of days elapsed and payable monthly starting November 1, 2024. Provided that ZenaTech is not in default, the Company may extend and renew this note for ten additional twelve months. Loan origination fees were 200,000 preferred shares of ZenaTech stock at aa fair value of $2.49 USD or $3.41 per share, having stated value of $3.00 per share, and 500,000 warrants of common stock. Each warrant shall entitle GG Mars Capital to purchase the Company’s common stock at an exercise price of $1.77 USD or the lowest price traded between October 9, 2024 through October 31, 2027 whichever is lower, which expires 10 years from the date of this executed agreement. GG Mars Capital shall have an option to convert all or part of the balance into ZenaTech, Inc. preferred shares with a stated value of $3.00 or convert into ZenaTech, Inc. common stock at the last valuation of price per share or the lowest price traded within the last 30 days. GG Mars Capital shall provide a written conversion notice which will be convert into preferred shares or common stock within 5 business days. GG Mars Capital, Inc. is owned by a family member of Shaun Passley, PhD. Epazz, Inc. and Shaun Passley, PhD have common control of the Company’s shares outstanding. GG Mars Capital, Inc. has an option to convert all or part of the balance into ZenaTech common stock at twenty percent (20%) discount of the last valuation of share price or the lower price issued within the last 30 days. The conversion price is the price after applying the twenty percent (20%) discount off the market price.

The total amount available to borrow was $5,000,000 USD or $7,192,500 and the amount drawn on the note was $690,162 USD or $992,798 as of December 31, 2024. The Company had an accrued interest expense of $22,691 USD or $31,080 and GG Mars Capital had an unrealized currency loss of $158,579 during this period. The currency exchange rate was $1 USD to $1.4385 CAD as listed on https://www.wsj.com/market-data/quotes/fx/USDCAD/historical-prices. See the ‘Convertible Debt’ table below for the number of shares this note can convert to.

The total amount available to borrow was $6,000,000 USD or $7,945,800 and the amount drawn on the note was $1,894,467 USD or $2,508,843 as of December 31, 2023. The Company had an accrued interest expense of $104,464 and GG Mars Capital had an unrealized currency loss of $34,122 during 2023. The currency exchange rate was $1 USD to $1.3243 CAD as listed on https://www.wsj.com/market-data/quotes/fx/USDCAD/historical-prices.

Star Financial Corporation August 2019 Convertible Line of Credit

The Company entered into an agreement with Star Financial Corporation (“Star Financial Corporation”), a related party, for a convertible line of credit on August 1, 2019 (note 16). The Company issued Star Financial Corporation a promissory note for $100,000 USD, with a simple interest of six percent (6%) and a thirty-six (36) months maturity date and no covenants. Provided that ZenaTech is not in default, the Company may extend and renew this note for ten additional twelve months. Interest is calculated on a basis of 360-day year and charged for the actual number of days elapsed and payable monthly starting September 1, 2020. Star Financial Corporation has an option to convert all or part of the balance into ZenaTech common stock at the last valuation of share price or the lower price issued within the last 30 days. Star Financial Corporation is owned by a family member of Shaun Passley, PhD. Epazz, Inc. and Shaun Passley, PhD have common control of the Company’s shares outstanding. Both parties agreed to increase the amount to $500,000 USD on July 1, 2020. The Company borrowed $149,000 USD from Star Financial Corporation and issued Star Financial Corporation a promissory note for $149,000 USD and a simple interest rate of six percent (6%) per annum on August 1, 2020. The principal amount of this loan shall be due and payable on July 31, 2022. Both parties amended the note on March 1, 2021, which increased the line of credit amount to $2,000,000 USD and updated the due date to December 31, 2024. Star Financial Corporation converted $720,000 USD of the convertible line of credit debt into the Company’s common stock on February 1, 2022 (notes 16). Both parties amended the note on November 30, 2023 which increased the line of credit amount to $6,000,000 USD and updated the due date to December 31, 2024.

The Star Financial Corporation 2019 six percent loan agreement was terminated and the $1,761,349 USD outstanding balance due was rolled over into the new agreement on October 9, 2024. See Star Financial Corporation October 2024 convertible line of credit below.

Star Financial Corporation July 2024 Purchase Agreement

On July 24, 2024 ZenaTech and Star Financial Corporation, a related party, entered into a purchase agreement, where ZenaTech will sell Star Financial Corporation 49,088 shares of common stock at $10.28 USD per share for an aggregate price of $695,272 USD, par value of $0.30 Canadian per share, and 49,088 warrants or one warrant for one share of common stock (note 16). Each warrant shall entitle Star Financial Corporation to purchase one share of common stock at $10.28 USD, immediately prior to and subject to the consummation of the direct listing on a national stock exchange. Each warrant will have a duration of three years starting on the first day of the Company’s stock on the NASDAQ.

ZenaTech issued 49,088 shares of common stock and 49,088 warrants for $695,272 USD on July 24, 2024 under this agreement.

Star Financial Corporation October 2024 Revolving Line of Credit

ZenaTech entered into an agreement with Star Financial Corporation, (“Star Financial Corporation”)  an Illinois corporation and a related party, for a convertible line of credit on October 9, 2024 (note 16). The Company issued Star Financial Corporation a promissory note for $5,000,000 USD, with a simple interest of eight percent (8%) and one-hundred and twenty (120) month maturity date and no covenants. Provided that ZenaTech is not in default, the Company may extend and renew this note for ten additional twelve months. Interest is calculated on a basis of 360-day year and charged for the actual number of days elapsed and payable monthly starting November 1, 2024. Loan origination fees were 200,000 preferred shares of ZenaTech stock at a fair value of $2.49 USD or $3.41 per share having stated value of $3.00 per share , and 500,000 warrants of common stock. Each warrant shall entitle Star Financial Corporation to purchase the Company’s common stock at an exercise price of $1.77 USD or the lowest price traded between October 9, 2024 through October 31, 2027 whichever is lower, which expires 10 years from the date of this executed agreement. Star Financial Corporation shall have an option to convert all or part of the balance into ZenaTech, Inc. preferred shares with a stated value of $3.00 or convert into ZenaTech, Inc. common stock at the last valuation of price per share or the lowest price traded within the last 30 days. Star Financial Corporation shall provide a written conversion notice which will be convert into preferred shares or common stock within 5 business days. Star Financial Corporation is owned by a family member of Shaun Passley, PhD. Epazz, Inc. and Shaun Passley, PhD have common control of the Company’s shares outstanding. Star Financial Corporation has an option to convert at twenty percent (20%) discount all or part of the balance into ZenaTech common stock at the last valuation of share price or the lower price issued within the last 30 days. The conversion price is the price after applying the twenty percent (20%) discount off the market price.

The total amount available to borrow was $5,000,000 USD or $7,192,500, and the amount drawn on the note was $969,648 USD or $1,394,839 as of December 31, 2024. The Company had an accrued interest expense of $17098 USD or $23,420 and Star Financial Corporation had an unrealized currency loss of $119,892 during this period. The currency exchange rate was $1 USD to $1.4385 CAD as listed on https://www.wsj.com/market-data/quotes/fx/USDCAD/historical-prices on December 31, 2024. See the ‘Convertible Debt’ table below for the number of shares this note can convert to.

The total amount available to borrow was $6,000,000 USD or $7,945,800 and the amount drawn on the note was $1,505,000 USD or $1,993,072 as of December 31 ,2023. The Company had an accrued interest expense of $88,427, and Star Financial Corporation had an unrealized currency loss of $(23,669) during 2023. The currency exchange rate was $1 USD to $1.3243 CAD as listed on https://www.wsj.com/market-data/quotes/fx/USDCAD/historical-prices on December 31, 2023.

Propal Investments LLC Loan

The Company secured a $500,000 USD or $677,550, three-year loan from Propal Investments, LLC on December 15, 2022. Interest payments are paid on the 10th of each month and the principal is due December 14, 2025. This loan carries 20 units of debt and one unit contains $25,000 USD or $33,878 unit of debenture, which equals $500,000 USD or $677,550. Each one unit of debenture carries an annual rate of fourteen percent (14%), paid monthly, with no prepayment penalty. Unpaid principal and accrued interest of this loan can convert into common shares at a 20% from market value. Each of the 20 units of debt carry 2,083 warrants for total of 41,667 warrants. Each warrant is exercisable to purchase one share of common stock of the Company at $12 Canadian, which is equal to $8.77 USD using a conversion rate of $1 USD to $1.368 as of the balance sheet date. The warrants expire three years after the Company listing on a recognized state exchange. The loan also has a minimum conversion amount of $25,000 USD or $33,878 or a debenture holder’s remaining debt, whichever is less. The maximum conversion per month is equal to the greater of twenty-five (25%) of a debenture holder’s initial investment of $25,000 USD or $33,878. The conversion price after applying the twenty percent (20%) discount must be equal to or greater than $0.75 USD or $1.02. The loan has a personal guarantee by James A. Sherman, the Company’s Chief Financial Officer and Director (note 16). For the foreign currency conversions above we used the currency exchange rate of $1 USD to $1.3551 CAD as of December 31, 2022 and as listed by www.poundsterlinglive.com.

ZenaTech paid $100,000 USD or $143,850 towards the principal during the last quarter of 2024.

The Company’s outstanding balance on this loan was $400,000 USD or $575,400 . The currency exchange rate was $1 USD to $1.4385 CAD, as listed on https://www.wsj.com/market-data/quotes/fx/USDCAD/historical-prices on December 31, 2024. See the ‘Convertible Debt’ table below for the number of shares this note can convert to.

The Company’s outstanding balance on this loan was $500,000 USD or $662,150 and it incurred an unrealized currency exchange loss of $(15,400) related to this loan as December 31, 2023. There were no payments made for the year ended December 31, 2023. The currency exchange rate was $1 USD to $1.3243 CAD, as listed on https://www.wsj.com/market-data/quotes/fx/USDCAD/historical-prices on December 31, 2023.

GG Mars Capital, Inc.  Debentures

The Company secured a $150,000 USD or $170,308 three-year loan from GG Mars Capital, Inc. on January 9, 2024. GG Mars Capital, Inc. is a related party, see note 16. The principal is due January 8, 2027. This loan carries 30 units, and one unit contains $5,000 USD or $6,770 unit of debenture. Each one unit of debenture carries an annual rate of ten percent (10%), paid monthly and no prepayment penalty. The loan also has a minimum conversion amount of $5,000 USD or $6,770, or a debenture holder’s remaining debt, whichever is less. The maximum conversion per month is $25,000 USD or $37,848. The conversion price after applying the twenty percent (20%) discount off the market price. The currency exchange rate used in calculating the amounts above was $1 USD to $1.3539 CAD, as listed on https://www.wsj.com/market-data/quotes/fx/USDCAD/historical-prices as of March 31, 2024.

The Company’s outstanding balance on this loan was $163,972 USD or $235,874 and accrued interest of $12,308 USD or $19,207 related to this loan as of December 31, 2024. GG Mars had an unrealized currency exchange gain of $774. The currency exchange rate was $1 USD to $1.4385 CAD, as listed on https://www.wsj.com/market-data/quotes/fx/USDCAD/historical-prices on December 31, 2024.

Marie Pindling Debenture

The Company secured a $10,000 USD or $13,539, three-year loan from Marie Pindling on January 9, 2024. Marie Pindling is a related party, see note 16. The principal is due January 8, 2027. This loan carries 2 units, and one unit contains $5,000 USD or $6,770 unit of debenture, which equals $10,000 USD or $13,539. Each one unit of debenture carries an annual rate of ten percent (10%), paid monthly and no prepayment penalty. The loan also has a minimum conversion amount of $5,000 USD or $6,770, or a debenture holder’s remaining debt, whichever is less. The maximum conversion per month is $25,000 USD or $37,848. The conversion price after applying the twenty percent (20%) discount off the market price. The currency exchange rate used in calculating the amounts above was $1 USD to $1.3539 CAD, as listed on https://www.wsj.com/market-data/quotes/fx/USDCAD/historical-prices as of March 31, 2024.

Marie Pindling and the Company agreed to convert this debt to 6,760 shares of common stock on October 9, 2024. The Company incurred a foreign exchange loss of $672 related to this conversion for the last quarter ended December 31, 2024. The currency exchange rate was $1 USD to $1.4385 CAD, as listed on https://www.wsj.com/market-data/quotes/fx/USDCAD/historical-prices on December 31, 2024.

Olga Passley Debenture

The Company secured a $10,000 USD or $13,539, three-year loan from Olga Passley on January 9, 2024. Olga Passley is a related party, see note 16. The principal is due January 8, 2027. This loan carries 2 units, and one unit contains $5,000 USD or $6,770 unit of debenture, which equals $10,000 USD or $13,539. Each one unit of debenture carries an annual rate of ten percent (10%), paid monthly and no prepayment penalty. The loan also has a minimum conversion amount of $5,000 USD or $6,770, or a debenture holder’s remaining debt, whichever is less. The maximum conversion per month is $25,000 USD or $37,848. The conversion price after applying the twenty percent (20%) discount off the market price. The currency exchange rate used in calculating the amounts above was $1 USD to $1.3539 CAD, as listed on https://www.wsj.com/market-data/quotes/fx/USDCAD/historical-prices as of March 31, 2024.

Olga Passley and the Company agreed to convert this debt to 6,760 shares of common stock on October 9, 2024. The Company incurred a foreign exchange loss of $672 related to this conversion for the last quarter ended December 31, 2024. The currency exchange rate was $1 USD to $1.4385 CAD, as listed on https://www.wsj.com/market-data/quotes/fx/USDCAD/historical-prices on December 31, 2024.

Yvonne Rattray Debenture

The Company secured a $10,000 USD or $13,539, three-year loan from Yvonne Rattray on January 11, 2024. Yvonne Rattray is a related party, see note 16. The principal is due January 10, 2027. This loan carries 2 units, and one unit contains $5,000 USD or $6,770 unit of debenture, which equals $10,000 USD or $13,539. Each one unit of debenture carries an annual rate of ten percent (10%), paid monthly and no prepayment penalty. The loan also has a minimum conversion amount of $5,000 USD or $6,770, or a debenture holder’s remaining debt, whichever is less. The maximum conversion per month is $25,000 USD or $37,848. The conversion price after applying the twenty percent (20%) discount off the market price. The currency exchange rate used in calculating the amounts above was $1 USD to $1.3539 CAD, as listed on https://www.wsj.com/market-data/quotes/fx/USDCAD/historical-prices as of March 31, 2024.

Yvonne Rattray and the Company agreed to convert this debt to 6,760 shares of common stock on October 9, 2024. The Company incurred a foreign exchange loss of $672 related to this conversion for the last quarter ended December 31, 2024. The currency exchange rate was $1 USD to $1.4385 CAD, as listed on https://www.wsj.com/market-data/quotes/fx/USDCAD/historical-prices on December 31, 2024.